Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-term debt
Schedule of long-term debt

	December 31,
	2025		2024		2023
Debt securities (ticker: OMA21V) issued in the Mexican market on April 16, 2021, for Ps. 1,000,000, the loan accrues interest at a TIIE 28 rate (1) plus 75 basis points for a 5-year term maturing on April 10, 2026. Financing of green projects specified in the Bank's framework (note 20 a).		1,000,000		1,000,000		1,000,000

Debt securities (ticker: OMA21-2) issued in the Mexican market on April 16, 2021, for Ps. 2,500,000 at an annual fixed rate of 7.83%, for a 7-year term maturing on April 7, 2028 (note 20 a).		2,500,000		2,500,000		2,500,000

Sustainability-linked notes (ticker: OMA22L) issued in the Mexican market on March 31, 2022, for Ps. 1,700,000 at a variable rate TIIE 28 days (1) plus 14 basis points for a term of 5 years maturing on March 25, 2027 (note 20 b).		1,700,000		1,700,000		1,700,000

Sustainability-linked notes (ticker OMA22-2L) issued in the Mexican market on March 31, 2022, for Ps.2,300,000 at an annual fixed rate of 9.35%, with a 7-year term maturing on March 22, 2029 (note 20 b).		2,300,000		2,300,000		2,300,000

Sustainability-linked notes (ticker: OMA23L) issued in the Mexican market on March 10, 2023, for Ps. 640,000 at a variable rate TIIE 28 days (1) plus 22 basis points for a term of 3.4 years maturing on July 24, 2026 (note 20 c).		640,000		640,000		640,000

Sustainability-linked notes (ticker OMA23-2L) issued in the Mexican market on March 10, 2023, for Ps.2,560,000 at an annual fixed rate of 10.26%, with a 7-year term maturing on March 1, 2030 (note 20 c).		2,560,000		2,560,000		2,560,000

Debt securities (ticker: OMA25) issued in the Mexican market on June 25, 2025, for Ps. 820,000 at a variable rate TIIE de Fondeo plus 45 basis points for a term of 3 years maturing on June 23, 2028. (note 20 d)		820,000		—		—

Debt securities (ticker: OMA25-2) issued in the Mexican market on June 25, 2025, for Ps. 1,930,000 at an annual fixed rate of 9.34%, for a 7-year term maturing on June 18, 2032. (note 20 d)		1,930,000		—		—

Total long-term debt		13,450,000		10,700,000		10,700,000
Less:
Commissions and debt issuance costs		(21,641)		(18,120)		(23,292)
		13,428,359		10,681,880		10,676,708
Current portion long-term debt		(1,640,000)		—		—
Long-term debt	Ps.	11,788,359	Ps.	10,681,880	Ps.	10,676,708
(1)

The Interbank Offering Rate in Mexico “TIIE” to the 28 days as of December 31, 2025, 2024 and 2023, was 7.3489%, 10.2440%, and 11.5035%, respectively. The funding TIIE as of December 31, 2025 was 7.09%

Schedule of changes in consolidated long-term debt

	December 31,
	2025		2024		2023
Initial debt balance	Ps.	10,681,880	Ps.	10,676,708	Ps.	8,984,336
Increase in debt		2,750,000		—		3,200,000
Amortization of debt securities		—		—		(1,500,000)
Payment of commissions and other expenses		(9,845)				(10,640)
Amortization of expenses		6,324		5,172		3,012
Ending balance of debt	Ps.	13,428,359	Ps.	10,681,880	Ps.	10,676,708